Related Party Disclosures - Transactions with shareholders (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 EUR (€)	Oct. 31, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Purchase obligation	€ 7,362					€ 7,702
Purchase obligation period	5 years	5 years
General and administrative expense	€ 40,192		€ 46,987
Cloud Subscription [Member]
Disclosure of transactions between related parties [line items]
General and administrative expense	€ 4,558	$ 4,500
Number of shares issued during period | shares	3,101,523	3,101,523
Remaining commitments on the contract	€ 23,259					€ 26,894
Shareholders [Member] | Cloud Subscription [Member]
Disclosure of transactions between related parties [line items]
Purchase obligation							€ 42,433	$ 50,000
Fee Reduction Amount	1,841	$ 2,000
General and administrative expense	4,561		€ 4,292
Amount expected to be settled in October 2023	€ 4,602				$ 5,000
Amount recognized in other capital reserves				€ 3,304
Class A shares | Shareholders [Member] | Cloud Subscription [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued during period | shares	4,672,897	4,672,897
Amount settled	€ 4,674